ORDINARY SHARES	12 Months Ended
Sep. 30, 2022
ORDINARY SHARES
ORDINARY SHARES

NOTE 7. ORDINARY SHARES

The Company is authorized to issue up to 250,000,000 ordinary shares with a stated par value of $0.0001 per share.

On November 22, 2019, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.10 per share pursuant to a private placement agreement.

On December 19, 2019, the Company issued 102,642 restricted shares to an arm’s length investor at $0.10 per share pursuant to a private placement agreement.

On April 13, 2020, the Company issued 1,000,000 restricted shares to Ford Moore, a director of the Company at $0.05 per share pursuant to a private placement agreement.

On August 27, 2020 and September 16, 2020, the Company issued a total of 1,078,445 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to three private placement agreements.

On October 28, 2020, the Company issued a total of 800,000 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to a private placement agreement.

On February 23, 2021, the Company issued 100,000 shares at a price of $0.12 per share to Winfield, Yongbiao Ding, the CFO of the Company for net proceeds of $12,000

On March 29, 2021, the Company issued 400,000 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

On March 30, 2021, the Company issued 100,000 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

On April 9, 2021, the Company issued 644,995 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

On April 12, 2021, the Company issued a total of 395,000 restricted shares to two arm’s length investors at $0.12 per share pursuant to a private placement agreement.

On April 30, 2021, the Company issued 100,000 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

As of September 30, 2022 and 2021, there were 109,545,271 shares issued and outstanding.